ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 28, 2013
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE LOSS
Accumulated other comprehensive income (loss) at the end of each fiscal year was as follows:

(Millions of Dollars)	Currency translation adjustment and other	Unrealized losses on cash flow hedges, net of tax	Unrealized losses on net investment hedges, net of tax	Pension (losses) gains, net of tax	Total
Balance - December 30, 2011	$(87.4)	$(75.9)	$(32.8)	$(153.1)	$(349.2)
Other comprehensive income (loss) before reclassifications	116.8	(20.5)	(30.5)	(113.3)	(47.5)
Reclassification adjustments to earnings	—	2.9	—	5.8	8.7
Net other comprehensive income (loss)	116.8	(17.6)	(30.5)	(107.5)	(38.8)
Balance - December 29, 2012	29.4	(93.5)	(63.3)	(260.6)	(388.0)
Other comprehensive (loss) income before reclassifications	(99.9)	4.5	(13.5)	(21.3)	(130.2)
Reclassification adjustments to earnings	—	11.7	—	7.5	19.2
Net other comprehensive (loss) income	(99.9)	16.2	(13.5)	(13.8)	(111.0)
Balance - December 28, 2013	$(70.5)	$(77.3)	$(76.8)	$(274.4)	$(499.0)

(Millions of Dollars)	2013	2012
Components of accumulated other comprehensive income (loss)	Reclassification adjustments	Reclassification adjustments	Affected line item in Consolidated Statements of Operations And Comprehensive Income
Unrealized losses on cash flow hedges	$(18.5)	$(4.6)	Cost of sales
Tax effect	6.8	1.7	Income taxes on continuing operations
Unrealized losses on cash flow hedges, net of tax	$(11.7)	$(2.9)
Amortization of defined benefit pension items:
Actuarial losses	$(6.5)	$(5.0)	Cost of sales
Actuarial losses	(4.4)	(3.4)	Selling, general and administrative
Total before taxes	(10.9)	(8.4)
Tax effect	3.4	2.6	Income taxes on continuing operations
Amortization of defined benefit pension items, net of tax	$(7.5)	$(5.8)